Risks and uncertainties - Schedule of Risks and Uncertainties (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Schedule of Customers Concentration Risk [Line Items]
Total revenue	$ 6,328,425	$ 5,812,204	$ 3,538,973
Trade receivables	1,320,983	882,929
Customer Revenue [Member] | Customer Concentration Risk [Member] | Customer A [Member]
Schedule of Customers Concentration Risk [Line Items]
Total revenue	$ 1,765,297	$ 1,694,083	$ 806,316
Concentration risk, percentage	27.90%	29.10%	22.80%
Customer Revenue [Member] | Customer Concentration Risk [Member] | Customer B [Member]
Schedule of Customers Concentration Risk [Line Items]
Total revenue	$ 846,411	$ 866,590	$ 437,083
Concentration risk, percentage	13.40%	14.90%	12.40%
Customer Revenue [Member] | Customer Concentration Risk [Member] | Customer C [Member]
Schedule of Customers Concentration Risk [Line Items]
Total revenue	$ 749,711
Concentration risk, percentage	11.80%
Customer Revenue [Member] | Customer Concentration Risk [Member] | Customer D [Member]
Schedule of Customers Concentration Risk [Line Items]
Total revenue	$ 269,610	$ 488,749	$ 455,273
Concentration risk, percentage	4.30%	8.40%	12.90%
Customer Revenue [Member] | Customer Concentration Risk [Member] | Customer E [Member]
Schedule of Customers Concentration Risk [Line Items]
Total revenue	$ 173,514	$ 259,121	$ 374,026
Concentration risk, percentage	2.70%	4.50%	10.60%
Customer Revenue [Member] | Customer Concentration Risk [Member] | Customer F [Member]
Schedule of Customers Concentration Risk [Line Items]
Total revenue		$ 34,960
Trade receivables			$ 380,343
Concentration risk, percentage		0.60%	10.70%
Customer Revenue [Member] | Customer Concentration Risk [Member] | Customer [Member]
Schedule of Customers Concentration Risk [Line Items]
Total revenue	$ 3,804,543	$ 3,343,503	$ 2,453,041
Concentration risk, percentage	60.10%	57.50%	69.40%
Trade Receivables [Member] | Customer Concentration Risk [Member] | Customer A [Member]
Schedule of Customers Concentration Risk [Line Items]
Trade receivables	$ 382,170
Concentration risk, percentage	28.90%
Trade Receivables [Member] | Customer Concentration Risk [Member] | Customer B [Member]
Schedule of Customers Concentration Risk [Line Items]
Trade receivables	$ 199,748
Concentration risk, percentage	15.10%
Trade Receivables [Member] | Customer Concentration Risk [Member] | Customer C [Member]
Schedule of Customers Concentration Risk [Line Items]
Trade receivables	$ 150,002
Concentration risk, percentage	11.40%
Trade Receivables [Member] | Customer Concentration Risk [Member] | Customer D [Member]
Schedule of Customers Concentration Risk [Line Items]
Trade receivables	$ 71,196	$ 239,702
Concentration risk, percentage	5.40%	27.10%
Trade Receivables [Member] | Customer Concentration Risk [Member] | Customer E [Member]
Schedule of Customers Concentration Risk [Line Items]
Trade receivables	$ 57,364	$ 122,395
Concentration risk, percentage	4.30%	13.90%
Trade Receivables [Member] | Customer Concentration Risk [Member] | Customer F [Member]
Schedule of Customers Concentration Risk [Line Items]
Trade receivables	$ 21,331	$ 256,142
Concentration risk, percentage	1.60%	29.00%
Trade Receivables [Member] | Customer Concentration Risk [Member] | Customer [Member]
Schedule of Customers Concentration Risk [Line Items]
Trade receivables	$ 881,811	$ 618,239
Concentration risk, percentage	66.70%	70.00%